GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES (DETAILS2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule Of Fair Value Of Separate Accounts By Major Category Of Investment [Line Items]
No lapse guaranteed benefit liability	$ 10	$ 9	$ 8	$ 8
Guaranteed Minimum Death Benefit [Member]
Schedule Of Fair Value Of Separate Accounts By Major Category Of Investment [Line Items]
Separate Account Investments by Investment Category	759	824
Guaranteed Minimum Income Benefit [Member]
Schedule Of Fair Value Of Separate Accounts By Major Category Of Investment [Line Items]
Separate Account Investments by Investment Category	59	70
No Lapse Guarantee Liability [Member]
Schedule Of Fair Value Of Separate Accounts By Major Category Of Investment [Line Items]
No lapse guaranteed benefit liability	1	1
Equity [Member] | Guaranteed Minimum Death Benefit [Member]
Schedule Of Fair Value Of Separate Accounts By Major Category Of Investment [Line Items]
Separate Account Investments by Investment Category	643	685
Equity [Member] | Guaranteed Minimum Income Benefit [Member]
Schedule Of Fair Value Of Separate Accounts By Major Category Of Investment [Line Items]
Separate Account Investments by Investment Category	47	54
Fixed Income Investments [Member] | Guaranteed Minimum Death Benefit [Member]
Schedule Of Fair Value Of Separate Accounts By Major Category Of Investment [Line Items]
Separate Account Investments by Investment Category	73	89
Fixed Income Investments [Member] | Guaranteed Minimum Income Benefit [Member]
Schedule Of Fair Value Of Separate Accounts By Major Category Of Investment [Line Items]
Separate Account Investments by Investment Category	9	12
Balanced [Member] | Guaranteed Minimum Death Benefit [Member]
Schedule Of Fair Value Of Separate Accounts By Major Category Of Investment [Line Items]
Separate Account Investments by Investment Category	15	16
Other Investments [Member] | Guaranteed Minimum Death Benefit [Member]
Schedule Of Fair Value Of Separate Accounts By Major Category Of Investment [Line Items]
Separate Account Investments by Investment Category	28	34
Other Investments [Member] | Guaranteed Minimum Income Benefit [Member]
Schedule Of Fair Value Of Separate Accounts By Major Category Of Investment [Line Items]
Separate Account Investments by Investment Category	$ 3	$ 4